Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock	Additional Paid-in Capital	Subscription Receivable	Statutory surplus reserve	Accumulated deficits	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance (in Shares) at Sep. 30, 2024	5,163,946
Balance at Sep. 30, 2024		$ 77,886,898	$ (125,000)	$ 3,176,556	$ (50,448,573)	$ (2,326,968)	$ 153,593	$ 28,316,506
Net income (loss) from continuing operation					(273,875)			(273,875)
Net income from discontinued operation					(522,926)		(5,227)	(528,153)
Foreign currency translation adjustment						(1,122,640)	6,915	(1,115,725)
Balance (in Shares) at Mar. 31, 2025	5,163,946
Balance at Mar. 31, 2025		77,886,898	(125,000)	3,176,556	(51,245,374)	(3,449,608)	155,281	26,398,753
Balance (in Shares) at Sep. 30, 2025	6,612,308
Balance at Sep. 30, 2025		79,024,091	(125,000)	3,176,556	(54,433,757)	(3,144,036)	116,604	24,614,458
Stock based compensation (in Shares)	4,050,000
Stock based compensation		7,060,500						7,060,500
Shares Issued for cash or subscription receivables		40,940,900						40,940,900
Shares Issued for cash or subscription receivables (in Shares)	50,050,000
Disposal of subsidiaries				(3,176,556)	3,176,556	2,313,586	(122,404)	2,191,182
Net income (loss) from continuing operation					(16,951,657)			(16,951,657)
Net income from discontinued operation					(72,256)		704	(71,552)
Foreign currency translation adjustment						1,476,436	5,096	1,481,532
Balance (in Shares) at Mar. 31, 2026	60,712,308
Balance at Mar. 31, 2026		$ 127,025,491	$ (125,000)	$ 0	$ (68,281,114)	$ 645,986	$ 0	$ 59,265,363